STATEMENTS OF OPERATIONS (USD $)	3 Months Ended	12 Months Ended	15 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012
Revenue	$ 0	$ 0	$ 0
State franchise taxes, other than income tax	0	152,000	152,000
Other general and administrative expenses	35,075	284,590	319,665
Loss from operations	(35,075)	(436,590)	(471,665)
Other income:
Interest income	65	56,933	56,998
Change in fair value of warrants	0	4,086,833	4,086,833
Income (loss) before income tax expense	(35,010)	3,707,176	3,672,166
Income tax expense	0	325	325
Net income (loss) attributed to common shares outstanding	$ (35,010)	$ 3,706,851	$ 3,671,841
Weighted average number of common shares outstanding, basic and diluted (excluding shares subject to possible redemption) (in shares)	2,156,250	3,128,480	2,913,349
Income (loss) per common share, basic and diluted (in dollars per share)	$ (0.02)	$ 1.18	$ 1.26